Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 363,440,412				$ 50,769,761	¥ 32,431,081
Restricted cash	¥ 468,526				65,449	418,722
Impairment of long-lived assets (in Dollars) | $
Convertible issuance days	360 days	360 days
Allowance for sales (in Dollars) | $
Contract liabilities	¥ 95,626,084					¥ 98,895,905
Revenue recognized	2,481,345		¥ 12,066,145
Inventory write-down	5,726,162	$ 799,900	12,395,993
Advertising and promotion cost	650,802		245,883
Shipping and handling costs	¥ 67,285		¥ 226,046
Operating segment	1	1
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rates	1				1
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rates	7.1586				7.1586